Fair Value of Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2015
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Transfers between fair value measurement levels	$ 0	$ 0
Non-recurring fair value measurements		0
Senior Convertible Notes [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Aggregate principal amount of outstanding debt	47,000,000
Senior Convertible Notes [Member] | Level 2 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value of debt	57,500,000
2022 Notes [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value of debt	167,000,000
Aggregate principal amount of outstanding debt	169,900,000
Aggregate principal amount of loan			$ 175,000,000
Interest rate (as a percent)			11.50%
IPR&D [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value of assets	$ 0
Recurring Basis [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities measured at fair value		$ 0
Silver Creek [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Risk-free interest rate	2.30%
Expected dividend yield	0.00%
Expected volatility	61.70%
Expected term	6 years 10 months 25 days
Silver Creek [Member] | Series C Preferred Stock [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Warrants issued to purchase preferred stock, shares	1,900,000
Warrants to purchase preferred stock, value	$ 1,500,000